[DESCRIPTION]     Form 13F Holdings Report


                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:          28-1685
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine        Westport, Connecticut          May 12, 2000
       ------------------------   ------------------------------  -----------
             [Signature]                  [City, State]             [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:       $ 423,813,028
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1              28-1839                    Robert Jaffee
     2              28-2944                    Deborah Ziskin
     3              28-7626                    Margaret Epprecht
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                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ANHEUSER BUSCH COS INC   COMMON      035229103 12,450,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ASSOCIATES FIRST CAP COR COMMON CL A 046008108  5,359,375    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC,COMMON      071813109 18,806,250    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
BROADWING INC            COMMON      111620100 25,101,563    675,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE              COMMON      10553F106 19,750,298  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
CABLEVISION SYS. CORP.   COMMON CL A 12686C109 10,631,250    175,000          X         X            X
------------------------------------------------------------------------------------------------------------
CENDANT CORP             COMMON      151313103  7,400,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
CIT GROUP INC.           COMMON CL A 125577106  7,800,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
CITIZENS UTILS CO.       COMN SPCL B 177342201  8,187,500    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 13,012,500    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104  8,942,859    668,625          X         X            X
------------------------------------------------------------------------------------------------------------
DOW CHEMICAL CO.         COMMON      260543103  3,990,000     35,000          X         X            X
------------------------------------------------------------------------------------------------------------
ELECTRONICS FOR IMAGING INC, COMMON  286082102 18,000,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.  COMMON     299808105 13,050,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC. COMMON    31410H101 22,190,125    531,500          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109  1,522,375    320,500          X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402  2,185,206    743,900          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107  2,860,563     76,665          X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC.                COMMON      449536101  5,000,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
IMC GLOBAL INC.          COMMON      4496691OO  3,671,875    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 14,305,500    289,000          X         X            X
------------------------------------------------------------------------------------------------------------
INFINITY BCASTING CORP. COMMON Cl A  45662S102  9,722,213    300,300          X         X            X
------------------------------------------------------------------------------------------------------------
INTERMEDIA COM FL INC, COMMON       458801107  8,696,250    180,000          X         X            X
------------------------------------------------------------------------------------------------------------
JOHNSON AND JOHNSON      COMMON      478160104 14,012,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
KROGER CO.               COMMON      501044101  2,634,375    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
LIBBEY INC.              COMMON      529898108  4,106,250    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC.        COMMON      55268B106 27,187,500    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP, INC.     COMMON      58440J104 24,300,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
MERCATOR SOFTWARE INC.   COMMON      587587106  6,395,813     77,000          X         X            X
------------------------------------------------------------------------------------------------------------
MISSION WEST PROP, INC,  COMMON      605203108  4,281,250    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      629407107 26,915,625    290,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 10,237,500    225,000          X         X            X
------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC. COMMON      691471106  9,150,000    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
PLAINS RESOURCES INC.    COMMON      726540503  2,713,750    217,100          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101  7,201,563    275,000          X         X            X
------------------------------------------------------------------------------------------------------------
SOLUTIA INC.             COMMON      834376105  2,894,350    216,400          X         X            X
------------------------------------------------------------------------------------------------------------
TEXACO INC.              COMMON      881694103 16,087,500    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS INC. COMMON   893521104 23,059,350    269,700          X         X            X
------------------------------------------------------------------------------------------------------------



NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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